Share of profit after tax of equity accounted units - Summary of share of profit after tax of equity accounted units (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Equity Accounted Units [Line Items]
Sales revenue: Rio Tinto share	$ 40,522	$ 40,030	$ 33,781
Operating costs	(27,115)	(26,983)	(26,799)
Finance items	(33)	(1,658)	(773)
Profit before taxation	18,167	12,816	6,343
Taxation	(4,242)	(3,965)	(1,567)
Rio Tinto [member]
Disclosure Of Equity Accounted Units [Line Items]
Sales revenue: Rio Tinto share	2,497	1,960	1,727
Operating costs	(1,656)	(1,400)	(1,237)
Profit before finance items and taxation	841	560	490
Finance items	(69)	(47)	(33)
Share of profit after tax of equity accounted units	14	17	20
Profit before taxation	786	530	477
Taxation	(273)	(191)	(156)
Profit for the year (Rio Tinto share)	$ 513	$ 339	$ 321